INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Total cost	¥ 38,485	¥ 29,524
Less: Accumulated amortization	(17,885)	(9,971)
Intangible assets, net	20,600	19,553
Amortization expenses	7,914	6,326
Software
INTANGIBLE ASSETS, NET
Total cost	30,095	21,346
Technology
INTANGIBLE ASSETS, NET
Total cost	¥ 8,390	¥ 8,178